ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2020
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]
NOTE 21. ENVIRONMENTAL MATTERS

Environment Management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put in to practice in everyday company operations.

All Arauco’s production units have certifie
d
 environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all Arauco’s business units.

These investments are reflected in the Consolidated Financial Statements as Properties, Plants and Equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2020 and 2019 Arauco has made and / or has committed the following disbursements in major environmental projects:

	12-31-2020	Disbursements undertaken 2020				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	633	Assets	Properties, plants and equipments	979	2021
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	25,947	Assets	Properties, plants and equipments	27,215	2021
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	1,750	Expenses	Operating costs	-
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	2,443	Assets	Properties, plants and equipments	9,660	2021
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	10,693	Expenses	Operating costs	-	-
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	11,786	Expenses	Operating costs	-	-
Arauco Argentina S.A.	Construction emissary	In process	-	Assets	Properties, plants and equipments	697	2021
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	702	Assets	Properties, plants and equipments	10,368	2021
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	125	Assets	Properties, plants and equipments	560	2021
Arauco Argentina S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	1,453	Assets	Properties, plants and equipments	2,147	2021
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	178	Expenses	Operating costs	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	464	Expenses	Operating costs	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	230	Assets	Properties, plants and equipments	435	2021
Forestal Arauco S.A.	Environmental improvement studies	In process	324	Expenses	Administration expenses	105	2021
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,983	Assets	Properties, plants and equipments	836	2021
Celulosa y Energía Punta Pereira S.A.	Environmental improvement studies	Finished	221	Assets	Properties, plants and equipments	-	-
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	547	Assets	Properties, plants and equipments	-	-
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	667	Assets	Properties, plants and equipments	-	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	179	Expenses	Operating costs	69	2021
Arauco North America, Inc	Environmental improvement studies	In process	784	Assets	Properties, plants and equipments	-	-
Arauco North America, Inc	Environmental improvement studies	Finished	628	Assets	Properties, plants and equipments	-	-
Arauco Industria de México, S.A.de C.V.	Investment projects for the control and management solid industrial waste dumpsite for management of these in the future	Finished	223	Expenses	Operating costs	-	-
		TOTAL	61,960			53,071

	12-31-2019	Disbursements undertaken 2019				Committed Disbursements
		State	Amount	Asset	Asset/ expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	267	Assets	Properties, plants and equipments	792	2020
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	In process	21,927	Assets	Properties, plants and equipments	53,111	2020
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	375	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	3,535	Assets	Properties, plants and equipments	6,595	2020
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	Finished	15,570	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	348	Assets	Properties, plants and equipments	-	-
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	7,745	Expense	Operating cost	-	-
Arauco Argentina S.A.	Construction emissary	In process	40	Assets	Properties, plants and equipments	697	2020
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,174	Assets	Properties, plants and equipments	1,816	2020
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	987	Assets	Properties, plants and equipments	343	2020
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	208	Expense	Operating cost	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	647	Expense	Operating cost	-	-
Maderas Arauco S.A.	Environmental improvement studies	Finished	305	Assets	Properties, plants and equipments	-	-
Forestal Arauco S.A.	Environmental improvement studies	In process	626	Expense	Administration expenses	401	2020
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	684	Assets	Properties, plants and equipments	2,567	2020
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	400	Assets	Properties, plants and equipments	100	2020
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	448	Assets	Properties, plants and equipments	-	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	210	Expense	Operating cost	63	2020
Arauco North America, Inc	Environmental improvement studies	In process	945	Assets	Properties, plants and equipments	530	2020
		TOTAL	56,441			67,015